Related Party Transactions	12 Months Ended
Dec. 31, 2024
Disclosure of related party [Abstract]
Related Party Transactions	Related Party Transactions
Compensation of Key Management Personnel
Key management personnel are those persons having authority and responsibility for planning, directing, and controlling our activities as a whole. We have determined that key management personnel comprise the Board of Directors, Executive Officers, President, and Vice Presidents.

	2024	2023	2022
Short-term employee compensation and benefits	$4,267	$4,870	$4,308
Termination benefits	—	319	—
Share-based compensation expense	2,349	1,496	1,615
	$6,616	$6,685	$5,923